Concentrations	3 Months Ended
Mar. 31, 2023
Risks and Uncertainties [Abstract]
Concentrations

15. Concentrations:

Major customers

During the quarter ended March 31, 2023 and 2022, the Company sold Ad tech revenue, Programmatic advertising revenue and content revenue including subscriptions on its site Rooplay, in-app purchases on its social bingo sites, Trophy Bingo and Garfield’s Bingo and Rooplay Originals. During the quarter ended March 31, 2023, the Company had four Ad tech customers: $514,871, $177,444, $172,973, $169,879 (March 31, 2022 – one customer: $495,587) respectively who purchased more than 10% of the total revenue. The Company is reliant on the Google App, iOS App and Amazon App Stores to provide a content platform for Rooplay, Trophy Bingo and Garfield’s Bingo to be played thereon and certain advertising agencies for the Ad tech revenue.